Schedule of Provision for Income Taxes (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		45 Months Ended
	Jan. 31, 2015	Jan. 31, 2014	Jan. 31, 2015	Jan. 31, 2014	Apr. 30, 2014	Apr. 30, 2013	Apr. 30, 2014
Statutory income tax rate					34.00%
Expected income tax recovery (expense) at the statutory rate of 34%					$ (165,659)	$ (15,231)
Tax effect of expenses that are not deductible for income tax purposes					0	0
Change in valuation allowance					165,659	15,231
Provision for income taxes	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0